Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Warrant Liability [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The inputs to the model were as follows:

	September 30, 2015	December 31, 2014
Stock Price	$13.72	$10.15
Dividend Yield (per quarter per share)	$0.125	N/A
Risk-free rate	0.33%	0.67%
Expected Term (years)	1.22	1.97
Expected Volatility	35.00%	33.62%

The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies. The inputs to the model were as follows:

	December 31,
	2014	2013
Stock Price	$10.15	$8.55
Dividend Yield	N/A	N/A
Risk-free rate	0.67%	0.78%
Expected Term	1.97	2.97
Expected Volatility	33.62%	44.69%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2014	$19,991
Fair value adjustment – six months ended June 30, 2015	11,313
Balance – June 30, 2015	31,304
Fair value adjustment – three months ended September 30, 2015	3,146
Balance – September 30, 2015	$34,450

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2013	$18,280
Fair value adjustment for year ended December 31, 2014	1,711
Balance at December 31, 2014	$19,991

Derivative Instruments, Gain (Loss) [Table Text Block]
The gain or loss was recognized in the Company’s condensed consolidated statement of operations as a separate component of the total change in the warrant liability for the period as follows:

	Number of Warrants	Average Value	Fair Value
At December 31, 2013	9,200,000	$1.99	$18,280,000
Warrants exercised on a cash basis	102,570	$3.24	$331,985
At December 31, 2014	9,097,430	$2.20	$19,991,423
Exercise of warrants for shares	1,279,647	$5.47	$7,002,604
Change in fair value to the date of cashless exercise	1,279,647	$2.03	$(2,599,730)
Change in fair value of warrants remaining at September 30, 2015	7,817,783	$0.97	$(7,548,229)
Closing balance as of September 30, 2015	7,817,783	$4.41	$(34,449,540)
Change in warrant liability (offset to income statement)	(1,279,647)	—	$(3,145,355)
Gain on cashless exercise of warrants	1,279,647	—	$4,402,874
Loss on change in fair value of remaining warrants	7,817,783	—	$(7,548,229)